NET FEE AND COMMISSION INCOME (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Fee And Commission Income [Line Items]
Total fee and commission income	£ 754	£ 730	£ 801
Total fee and commission expense	(421)	(484)	(505)
Net fee and commission income	333	246	296
Current account and debit card fees
Net Fee And Commission Income [Line Items]
Total fee and commission income	468	474	542
Insurance, protection and investments
Net Fee And Commission Income [Line Items]
Total fee and commission income	48	48	47
Credit cards
Net Fee And Commission Income [Line Items]
Total fee and commission income	100	92	94
Non-banking and other fees
Net Fee And Commission Income [Line Items]
Total fee and commission income	£ 138	£ 116	£ 118